Assets and Liabilities Classified as Held for Sale	12 Months Ended
Dec. 31, 2017
Assets and Liabilities Classified as Held for Sale [Abstract]
ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE
NOTE 7:-	ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE

a.	On November, 2016, EQY had entered into a merger agreement with REG. Following to the merger transaction EQY presented as of December 31,2016 as assets and liabilities classified as held for sale. The merger transaction was completed on March 1, 2017. For further details, see Note 8d.

b.	Composition of assets held for sale:

	December 31
	2017	2016
	NIS in millions
Assets classified as held for sale- EQY (see Note 8d)	-	20,454
Investment property *)	419	568
Land	5	99
Others	11	11
	435	21,132

*)	Balance of assets held for sale is mainly comprised of non-core income producing properties in ATR, CTY and Brazil.

Liabilities attributed to assets classified as held for sale as of December 31,2016 primarily consist of liabilities arising from holdings in EQY (refer to Note 8d) and deferred taxes.